Loans, borrowings and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Balance at beginning of period	R$ 208,138	R$ 98,975
Additions due to acquisitions		63,428
Changes in cash
Proceeds	34,000	88,000	R$ 62,000
Interest paid	(30,249)	(17,620)
Payments	(74,069)	(41,652)	(33,212)
Changes not affecting cash
Interest incurred	29,723	17,091
Adjustment to present value	(572)	309
Exchange rate change	(137)	(393)
Balance at end of period	166,834	208,138	98,975
Current	89,541	64,415	56,197
Non-current	77,293	143,723	42,778
Working capital
Loans and borrowings
Balance at beginning of period	163,138	97,396
Additions due to acquisitions		18,428
Changes in cash
Proceeds	34,000	88,000
Interest paid	(22,868)	(14,443)
Payments	(70,069)	(40,078)
Changes not affecting cash
Interest incurred	22,342	13,919
Adjustment to present value	(572)	309
Exchange rate change	(137)	(393)
Balance at end of period	125,834	R$ 163,138	97,396
Interest rate per year (%)		24.00%
Current	62,335	R$ 64,415	55,605
Non-current	R$ 63,499	R$ 98,723	41,791
Working capital | Minimum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	8.60%
Working capital | Maximum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	12.95%
Working capital | Interbank Deposit Certificate (CDI)
Changes not affecting cash
Loans and borrowings, interest rate basis	100% CDI	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Minimum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	2.40%	2.40%
Working capital | Interbank Deposit Certificate (CDI) | Maximum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	6.55%	5.46%
Working capital | Long-term interest rate (TJLP)
Changes not affecting cash
Loans and borrowings, interest rate basis		TJLP
Loans and borrowings, adjustment to interest rate basis		2.98%
BNDES Prosoft
Loans and borrowings
Balance at beginning of period	R$ 0	R$ 1,579
Additions due to acquisitions		0
Changes in cash
Proceeds		0
Interest paid		(26)
Payments		(1,574)
Changes not affecting cash
Interest incurred		21
Adjustment to present value		0
Exchange rate change		0
Balance at end of period		0	1,579
Current		0	592
Non-current		R$ 0	987
BNDES Prosoft | Long-term interest rate (TJLP)
Changes not affecting cash
Loans and borrowings, interest rate basis		TJLP
Loans and borrowings, adjustment to interest rate basis		2.96%
Debentures
Loans and borrowings
Balance at beginning of period	45,000	R$ 0
Additions due to acquisitions		45,000
Changes in cash
Proceeds	0	0
Interest paid	(7,381)	(3,151)
Payments	(4,000)	0
Changes not affecting cash
Interest incurred	7,381	3,151
Adjustment to present value	0	0
Exchange rate change	0	0
Balance at end of period	R$ 41,000	R$ 45,000	0
Interest rate per year (%)	18.16%	18.16%
Current	R$ 27,206	R$ 0	0
Non-current	R$ 13,794	R$ 45,000	R$ 0